Schedule of prepaid expenses and other current assets (Details) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Value Added Tax (VAT)	€ 820,780	€ 480,000
Research and development tax credit	600,000	280,631
Deferred offering costs		156,261
Advances to suppliers- related party		121,432
Advances to suppliers	58,009
Other current assets	21,987
Other prepaids	18,247	30,609
Total	€ 1,519,023	€ 1,068,933